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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 16, 2004
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------------------------

Check here if Amendment [X  ]; Amendment Number: 2
                                                ---------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner               Baltimore, Maryland       2/14/05
           ------------------------------   ------------------------  ---------
                        [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------------

Form 13F Information Table Entry Total:    17
                                           ------------------------------

Form 13F Information Table Value Total:    $249,638
                                            -----------------------------
                                                    (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING
FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

  COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
---------------  --------------- ----------- --------------- ------------------------ ------------- ----------- -------------------
                                                VALUE         SHRS OR    SH/    PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN    CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
---------------  --------------- ----------  --------------- ---------  ------- ----- ------------- ----------- ----- ------- -----


Aclara Biosciences   Common     00461P106           693       153,907    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Advanced Fibre Comm  Common     00754A105        11,249       556,872    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Advanced Fibre Comm  Common     00754A105         1,172        58,000    SH     PUT       SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

AT&T Wireless Serv   Common     00209A106        94,324     6,586,900    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cotton States Life   Common     221774102         1,264        65,700    SH               SOLE                  SOLE
Insu
----------------------------------------------------------------------------------------------------------------------------------

Metro Goldwyn Mayer  Common     591610100         1,225       101,270    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Millennium Chemicals Common     599903101         2,212       127,700    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

NY Cmty Bancorp      Common     649445103           589        30,000    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

NY Cmty Bancorp      Common     649445103         3,926       200,000    SH     PUT       SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.     Common     712713106        18,587     1,004,702    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.     Common     712713106         2,775       150,000    SH     CALL      SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.     Common     712713106         1,850       100,000    SH     CALL      SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Southtrust Corp      Common     844730101         6,792       175,000    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Unisource Energy     Common     909205106        21,890       880,900    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Waypoint Financial   Common     946756103         1,865        67,600    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

WellPoint Health     Common     94973H108        69,704       622,300    SH               SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

WellPoint Health     Common     94973H108         9,521        85,000    SH     CALL      SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------